Share Capital and Premium	6 Months Ended
Jun. 30, 2024
Disclosure of classes of share capital [abstract]
Share Capital and Premium	Share Capital and Premium
The authorized share capital of the Company as of June 30, 2024 was US$76,560. As of December 31, 2023 and June 30, 2024, there were 2,405,591 and 2,541,850, respectively, treasury shares of the Company. The number of the Company’s ordinary shares outstanding, net of treasury shares, as of December 31, 2023 and June 30, 2024 was 55,102,954 and 55,254,032, respectively. The movement in the number of ordinary shares outstanding is as follows:

	Number of ordinary shares	Share capital	Share premium	Total
(In thousands, except share data)
Issued, As of January 1, 2024	57,508,545	$10	$628,707	$628,717
Shares issued for employee share purchase plan ("ESPP")	27,337	—	20	20
Shares issued for stock incentive plan reserve (i)	260,000	—	—	—
Exercise of stock options	—	—	144	144
Issued, As of June 30, 2024	57,795,882	$10	$628,871	$628,881
Less: Treasury shares (i)	(2,541,850)
Outstanding ordinary shares	55,254,032
(i)Shares issued for the employee stock option plan are reserved and included in Treasury shares until the stock options are exercised.